Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets, net	$ 160,578	$ 204,750	$ 189,039
Operating lease liabilities - current	92,636	90,585	124,500
Operating lease liabilities - non-current	63,249	109,492	$ 64,538
Total operating lease liabilities	$ 155,885	$ 200,077